Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within Fair Value Hierarchy (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	$ 1,094,100,000	$ 982,100,000	$ 821,900,000
U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	393,400,000	406,900,000
Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	174,700,000	210,500,000
Fixed Income - U.S. Government
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	292,100,000	207,800,000
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	45,500,000	33,500,000
Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	29,200,000	29,700,000
Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	38,100,000	41,600,000
Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	34,300,000	39,300,000
Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	86,800,000	12,800,000
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	456,500,000	407,200,000
Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	195,700,000	185,200,000
Fair Value, Inputs, Level 1 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	139,700,000	169,900,000
Fair Value, Inputs, Level 1 | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	34,300,000	39,300,000
Fair Value, Inputs, Level 1 | Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	86,800,000	12,800,000
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	562,900,000	511,700,000
Fair Value, Inputs, Level 2 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	197,700,000	221,700,000
Fair Value, Inputs, Level 2 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	35,000,000	40,600,000
Fair Value, Inputs, Level 2 | Fixed Income - U.S. Government
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	292,100,000	207,800,000
Fair Value, Inputs, Level 2 | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	38,100,000	41,600,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	74,700,000	63,200,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	45,500,000	33,500,000	28,800,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Values, Pension Plan Assets	$ 29,200,000	$ 29,700,000	$ 28,700,000